Offerings - Offering: 1	Jun. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Ally Financial Term Notes, Series A Due June 15, 2035
Maximum Aggregate Offering Price	$ 12,006,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,838.12
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.